DERIVATIVE FINANCIAL INSTRUMENTS - Schedule of offsetting (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Financial assets
Gross amount	$ 9.9	$ 0.7
Offsetting amount	(5.4)	(0.2)
Net amount presented in the statement of financial position	4.5	0.5
Financial liabilities
Gross amount	(30.1)	(12.5)
Offsetting amount	5.4	0.2
Net amount presented in the statement of financial position	$ (24.7)	$ (12.3)